UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     Washington, D.C. 20549

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Paul Edmunds Sackett, Jr. d/b/a Sackett & Company
Address: P.O. Box 276
	 Corte Madera, CA  94976

13F File Number:  28-05323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul Edmunds Sackett, Jr.
Phone:	415-461-4277
Signature, Place and Date of Signing:

   /s/ Paul Edmunds Sackett, Jr.	Corte Madera,CA        August 9, 2001



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		43

Form 13F Information Table Value Total:		$93,379



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp.                      com              00130H105     7986   185500 SH       SOLE                   185500
AT&T Lib Media Grp CL A        com              001957208      385    22000 SH       SOLE                    22000
Anadarko Petroleum Corp.       com              032511107      216     4000 SH       SOLE                     4000
Automatic Data Processing      com              053015103      318     6400 SH       SOLE                     6400
BB&T Corporation               com              054937107      321     8736 SH       SOLE                     8736
Berkshire Hathaway Inc. CL A   com              846709913     1111      160 SH       SOLE                      160
Berkshire Hathway Inc. CL A    com              846709913      763       11 SH       SOLE                       11
Berkshire Hathway Inc. CL B    com              846702074      451      196 SH       SOLE                      196
Blockbuster Inc. CL A          com              093679108      785    43000 SH       SOLE                    43000
Burlington Resources           com              122014103     1093    27500 SH       SOLE                    27500
CSG Systems Intl. Inc.         com              126349109     5452    94000 SH       SOLE                    94000
Carnival Cruise Lines          com              143658102     3346   109000 SH       SOLE                   109000
Cigna High Income Shares       com              12551D109       41    10000 SH       SOLE                    10000
Cisco Systems                  com              17275R102     1447    79500 SH       SOLE                    79500
Citigroup Inc.                 com              1328P1054      264     5000 SH       SOLE                     5000
Delphi Automotive System       com              247126105      556    34876 SH       SOLE                    34876
Dorchester Hugoton Ltd. Deposi com              258205202     1398   105000 SH       SOLE                   105000
Exxon Mobil Corp.              com              30231G102     1136    13000 SH       SOLE                    13000
Fannie Mae                     com              313586109    12006   141000 SH       SOLE                   141000
Freddie Mac Voting Shs         com              313400301     1905    28000 SH       SOLE                    28000
Georgia Pacific Timber Group   com              373298702      250     7000 SH       SOLE                     7000
Intel                          com              458140100    12101   413700 SH       SOLE                   413700
J. Alexander's Corp.           com              466096104      673   299000 SH       SOLE                   299000
Johnson & Johnson              com              478160104     2610    52200 SH       SOLE                    52200
L.M.Ericsson Tele Co ADR       com              294821400      434    80000 SH       SOLE                    80000
Merck                          com              589331107     1566    24500 SH       SOLE                    24500
Microsoft Corp                 com              594918104     5139    70400 SH       SOLE                    70400
NTL Inc.                       com              629407107      598    49594 SH       SOLE                    49594
Partner Re.                    com              G6852T105     2521    45500 SH       SOLE                    45500
Pepsico                        com              713448108     1105    25000 SH       SOLE                    25000
Per-Se Technologies            com              713569309      815   100000 SH       SOLE                   100000
Phillip Morris                 com              718154107     1675    33000 SH       SOLE                    33000
Plum Creek Timber Co LP        com              729251108     3276   116460 SH       SOLE                   116460
Sholodge Inc.                  com              825034101       78    15000 SH       SOLE                    15000
Suntrust Banks Inc.            com              867914103      249     3840 SH       SOLE                     3840
The Williams Companies, Inc.   com              969457100     4316   131000 SH       SOLE                   131000
Trenwick                       com              895290104      573    25000 SH       SOLE                    25000
UST                            com              902911106      231     8000 SH       SOLE                     8000
United Global Com Inc CL A     com              913247508      355    41000 SH       SOLE                    41000
Verizon Communications         com              92343V104      659    12320 SH       SOLE                    12320
Westwood One                   com              961815107    12291   333544 SH       SOLE                   333544
Williams Communs Grp CL A      com              969455104      675   227260 SH       SOLE                   227260
Meridian Value Fund            com              589619204      211 6825.444 SH       SOLE                 6825.444